Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Average reserve required by the Federal Reserve Bank	$ 2,015,000	$ 1,902,000
Interest-bearing deposits with other banks, maturity date	1 year
Restructured loans, minimum period of nonaccrual status to be considered as nonperforming	90 days
Advertising expense	$ 621,216	$ 636,652	$ 730,496
Minimum
Summary Of Significant Accounting Policies [Line Items]
Premises, furniture, fixtures and equipment, estimated useful lives	3 years
Core deposit intangibles, estimated useful lives	5 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Premises, furniture, fixtures and equipment, estimated useful lives	40 years
Core deposit intangibles, estimated useful lives	10 years